STOCKHOLDERS EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Schedule of initial value of issuances allocated to IPO common stock, IPO common stock discount amortized and value of IPO common stock converted into additional paid-in-capital

	2022	2021
Common Stock
Balance at January 1,	$48,264,300	$11,975,400
Common stock initial public offering discount amortization	24,700	24,700
Common stock public offering discount amortization	60,400	—
Balance at March 31,	$48,349,400	$12,000,100

	2021	2020
Common Stock
Balance at January 1,	$11,975,400	$—
Common stock issuance from public offering, net of underwriting discounts and commissions and other offering expenses	37,118,100	—
Common stock public offering discount	(1,051,200)	—
Common stock issuance from Initial Public Offering, net of underwriting discounts and commissions and other offering expenses	—	12,332,700
Common stock Initial Public Offering discount	—	(377,000)
Common stock Initial Public Offering discount amortization	100,000	19,700
Common stock public offering discount amortization	122,000	—
Balance at December 31,	$48,264,300	$11,975,400

Common Stock Warrants - Representative | Initial Public Offering
Stockholders' Equity
Schedule of assumptions used to estimate fair value of warrants

Risk-free interest rate	0.18%
Expected volatility	94.08%
Expected life (years)	2.74
Expected dividend yield	0%

2020
Risk-free interest rate	0.18%
Expected volatility	94.08%
Expected life (years)	2.74
Expected dividend yield	0%

Common Stock Warrants - Representative | Public Offering
Stockholders' Equity
Schedule of assumptions used to estimate fair value of warrants

Risk-free interest rate	0.40%
Expected volatility	98.27%
Expected life (years)	2.75
Expected dividend yield	0%

Risk-free interest rate	0.40%
Expected volatility	98.27%
Expected life (years)	2.75
Expected dividend yield	0%

Series B Preferred Stock
Stockholders' Equity
Schedule of initial value of issuances allocated to Series B Preferred Stock and the Series B Preferred Stock discount amortized

2020
Series B Preferred Stock
Balance at January 1,	$1,306,900
Series B Preferred Stock proceeds	3,000,000
Series B Preferred Stock discount	(2,668,300)
Series B Preferred Stock discount amortization	692,700
Series B Preferred Stock conversion to common stock	(2,331,300)
Balance at December 31,	$—

Schedule of assumptions used to estimate fair value of warrants

The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions for the year ended December 31, 2020:

Risk-free interest rate	1.54% - 1.88%
Expected volatility	71.95% - 72.71%
Expected life (years)	10.00
Expected dividend yield	0%